Employee Benefits Provisions - Schedule of Employee Entitlements Annual Leave (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Employee Entitlements Annual Leave [Abstract]
Opening Balance	$ 84,694	$ 98,368
Annual leave taken		(20,504)
Additional provisions raised	14,046	6,830
Closing balance	$ 98,740	$ 84,694